Capital and Reserves - Schedule of Warrants (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Warrants [Abstract]
Beginning balance	4,662,080	1,477,785
Ending balance	5,715,472	2,670,524
2022 Commitment Purchase Agreement		555,279
HCW Sales Agreement		637,460
Equity Incentive Plan	1,053,392